Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000034167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	$ 9,426		$ 10,857	$ 12,502	$ 12,082	$ 12,210	$ 17,249	$ 18,408	$ 17,972	$ 23,577	$ 26,564	$ 35,841
C000034168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,435	13,066	12,530	12,576	17,628	18,667	18,088	23,555	26,333	35,267
C000034169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,555	13,335	12,919	13,089	18,539	19,831	19,411	25,528	28,823	38,987
C000130467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,159,268	1,338,842	1,299,402	1,317,427	1,866,205	1,996,159	1,954,557	2,571,727	2,905,205	3,930,300
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,745	13,434	13,942	15,730	22,071	22,005	22,650	29,030	32,955	42,766
Standard And Poor s 500 C000130467 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,174,500	$ 1,343,393	$ 1,394,173	$ 1,573,046	$ 2,207,141	$ 2,200,519	$ 2,264,994	$ 2,903,043	$ 3,295,535	$ 4,276,600